LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Useful life of the entertainment	Over 10 years or the respective useful life of the entertainment show, whichever is shorter.
Accounts Receivable [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Current accounts receivable	8,642	$ 17,691
Long-term receivables, net			401
Allowance for doubtful debts non-current	4,527	13,680	77
Financing Receivables Over 90 Days [Member] | Casino customers with large gaming losses and established credit history [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Allowance for doubtful debts	24,848	$ 20,321